Joint arrangements and associates (Tables)	12 Months Ended
Dec. 31, 2023
Joint arrangements and associates [Abstract]
Equity accounted investments

Joint ventures and other equity accounted investments
(in USD million) 2023 2022
Net investments at 1 January 2,758 2,686
Net income/(loss) from equity accounted investments (1) 620
Impairment 1) (363) (832)
Acquisitions and increase in capital 926 337
Dividend and other distributions (286) (210)
Other comprehensive income/(loss) (10) 384
Divestments, derecognition and decrease in paid in

capital
2) (517) (22)
Other 0 (205)
Net investments at 31 December 2,507 2,758
Mainly related to Renewable offshore wind industry in US, see also note 14 Impairments.
2)

Mainly related to change in accounting treatment for Bandurria Sur (accounted for by proportionally consolidation from 1
st

of April
2023).